CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (Unaudited) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid- In Capital	Retained Earnings	Accumulated Other Comprehensive Loss	Total Equity Attributable to Dole plc	Equity Attributable to Noncontrolling Interests	Redeemable Noncontrolling Interests
Equity at beginning of period at Dec. 31, 2021	$ 1,212,630	$ 950	$ 792,223	$ 413,335	$ (125,919)	$ 1,080,589	$ 132,041
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	$ 731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Stock-based compensation	648		648			648
Other noncontrolling interest activity, net	(1,317)						(1,317)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of income tax	24,880				24,957	24,957	(77)	(74)
Equity at end of period at Mar. 31, 2022	1,227,304	950	792,061	404,334	(100,962)	1,096,383	130,921
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2021								32,776
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	2,554			(1,394)		(1,394)	3,948	731
Dividends declared	(11,281)			(7,607)		(7,607)	(3,674)	(294)
Other redeemable noncontrolling interest activity, net	(810)		(810)			(810)		810
Other comprehensive income (loss), net of income tax	24,880				24,957	24,957	(77)	(74)
Redeemable noncontrolling interest at end of period at Mar. 31, 2022								33,949
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	47,754			41,272		41,272	6,482	742
Dividends declared	(17,641)			(7,623)		(7,623)	(10,018)	(291)
Stock-based compensation	1,333		1,333			1,333
Other noncontrolling interest activity, net	(6,501)		(736)			(736)	(5,765)
Other redeemable noncontrolling interest activity, net	870		870			870		(870)
Other comprehensive income (loss), net of income tax	(34,247)				(29,737)	(29,737)	(4,510)	(68)
Equity at end of period at Jun. 30, 2022	1,218,872	950	793,528	437,983	(130,699)	1,101,762	117,110
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	47,754			41,272		41,272	6,482	742
Dividends declared	(17,641)			(7,623)		(7,623)	(10,018)	(291)
Other redeemable noncontrolling interest activity, net	870		870			870		(870)
Other comprehensive income (loss), net of income tax	(34,247)				(29,737)	(29,737)	(4,510)	(68)
Redeemable noncontrolling interest at end of period at Jun. 30, 2022								33,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	45,851			39,837		39,837	6,014	753
Dividends declared	(10,834)			7,695		7,695	3,139	3,323
Stock-based compensation	1,136	(1)	1,137			1,136
Other noncontrolling interest activity, net	1,009		(193)			(193)	1,202
Other redeemable noncontrolling interest activity, net	(951)		(951)			(951)		951
Other comprehensive income (loss), net of income tax	(29,651)				(23,438)	(23,438)	(6,213)	(73)
Equity at end of period at Sep. 30, 2022	1,225,432	949	793,521	470,125	(154,137)	1,110,458	114,974
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	45,851			39,837		39,837	6,014	753
Dividends declared	(10,834)			7,695		7,695	3,139	3,323
Other redeemable noncontrolling interest activity, net	(951)		(951)			(951)		951
Other comprehensive income (loss), net of income tax	(29,651)				(23,438)	(23,438)	(6,213)	(73)
Redeemable noncontrolling interest at end of period at Sep. 30, 2022								31,770
Equity at beginning of period at Dec. 31, 2022	1,286,674	949	795,063	469,249	(104,133)	1,161,128	125,546
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	20,058			14,159		14,159	5,899	351
Dividends declared	(9,583)			(7,690)		(7,690)	(1,893)	(277)
Stock-based compensation	1,330		1,330			1,330
Other noncontrolling interest activity, net	902		(863)			(863)	1,765
Other redeemable noncontrolling interest activity, net	(666)		(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413				3,222	3,222	2,191	(87)
Equity at end of period at Mar. 31, 2023	1,304,128	949	794,864	475,718	(100,911)	1,170,620	133,508
Redeemable noncontrolling interest at beginning of period at Dec. 31, 2022								32,311
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	20,058			14,159		14,159	5,899	351
Dividends declared	(9,583)			(7,690)		(7,690)	(1,893)	(277)
Other redeemable noncontrolling interest activity, net	(666)		(666)			(666)		666
Other comprehensive income (loss), net of income tax	5,413				3,222	3,222	2,191	(87)
Redeemable noncontrolling interest at end of period at Mar. 31, 2023								32,964
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	51,633			42,275		42,275	9,358	715
Dividends declared	(23,818)			(7,687)		(7,687)	(16,131)	(279)
Stock-based compensation	1,045		1,045			1,045
Other noncontrolling interest activity, net	186		42			42	144
Other redeemable noncontrolling interest activity, net	(892)		(892)			(892)		892
Other comprehensive income (loss), net of income tax	3,946				3,298	3,298	648	99
Equity at end of period at Jun. 30, 2023	1,336,228	949	795,059	510,306	(97,613)	1,208,701	127,527
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	51,633			42,275		42,275	9,358	715
Dividends declared	(23,818)			(7,687)		(7,687)	(16,131)	(279)
Other redeemable noncontrolling interest activity, net	(892)		(892)			(892)		892
Other comprehensive income (loss), net of income tax	3,946				3,298	3,298	648	99
Redeemable noncontrolling interest at end of period at Jun. 30, 2023								34,391
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	53,123			45,292		45,292	7,831	1,037
Dividends declared	(12,270)			7,686		7,686	4,584	1,660
Stock-based compensation	1,648		1,648			1,648
Other noncontrolling interest activity, net	2,633		0			0	2,633
Other redeemable noncontrolling interest activity, net	(417)		(417)			(417)		417
Other comprehensive income (loss), net of income tax	(18,181)				(15,354)	(15,354)	(2,827)	(3)
Equity at end of period at Sep. 30, 2023	1,362,764	$ 949	796,290	547,912	(112,967)	1,232,184	130,580
Increase (Decrease) in Temporary Equity [Roll Forward]
Net income (loss)	53,123			45,292		45,292	7,831	1,037
Dividends declared	(12,270)			$ 7,686		7,686	4,584	1,660
Other redeemable noncontrolling interest activity, net	(417)		$ (417)			(417)		417
Other comprehensive income (loss), net of income tax	$ (18,181)				$ (15,354)	$ (15,354)	$ (2,827)	(3)
Redeemable noncontrolling interest at end of period at Sep. 30, 2023								$ 34,182